Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	$ 46,673	$ 27,528
Total financial liabilities	0	0
Level 1 | Warrant obligation:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	0	0
Level 1 | Cash and cash equivalents:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	46,673	27,528
Level 1 | Equity Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	1,936	1,977
Total financial liabilities	2,144	1,412
Level 2 | Warrant obligation:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	2,144	1,412
Level 2 | Cash and cash equivalents:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Level 2 | Equity Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	1,936	1,977
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Total financial liabilities	0	0
Level 3 | Warrant obligation:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	0	0
Level 3 | Cash and cash equivalents:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Level 3 | Equity Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	$ 0	$ 0